Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
(2)
Basis of Presentation and Summary of Significant Accounting Policies

(a)	Basis of Presentation

The Company and its domestic subsidiaries keep their books of account in accordance with the financial accounting standards of Japan, and its foreign subsidiaries in accordance with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared to reflect the adjustments which are necessary to conform them with accounting principles generally accepted in the United States of America. Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements. Actual results could differ from those estimates.

(b)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and all variable interest entities (VIEs) for which the Company or any of its consolidated entities is the primary beneficiary. The definition of a VIE is included in Accounting Standards Codification (ASC) 810, "Consolidation." This guidance addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. The consolidated financial statements include accounts of certain subsidiaries whose closing dates differ from March 31 by 93 days or less to either comply with local statutory requirements or facilitate timely reporting. There have been no significant transactions, which would materially affect the Company's financial position and results of operations, with such subsidiaries during the period from their closing dates to March 31. Intercompany accounts and significant intercompany transactions have been eliminated in consolidation.

Investments in corporate joint ventures and affiliated companies, where the Company has the ability to exercise significant influence over operational and financial policies generally by holding 20 - 50% ownership, are accounted for under the equity method. Investments where the Company does not have significant influence are accounted for under the cost method.

(c)	Cash Equivalents

The Company considers all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less when purchased to be cash equivalents.

(d)	Allowance for Doubtful Receivables

Allowance for doubtful receivables, including both trade receivables as well as investments in leases, is the Company's and subsidiaries' best estimate of the amount of our incurred losses (that is those amounts with regards to which collection is not probable based on current information). Assessing the ultimate realization of these receivables, based on historical experience and analyses, including the current creditworthiness of each customer, requires a considerable amount of judgment. Each company in our consolidated group considers factors which are relevant to its business and circumstances, including business practices that are unique to the respective country or region in which it operates within the context of our group policy. Such factors which have been present on a historical basis and have contributed to losses at our subsidiaries in the past include: historical credit loss experience; existence of overdue payments; extended payment terms; negative evaluation by third-party credit rating agencies; excessive debt; and evaluation of deteriorating financial position and operating results. Account balances are generally written off against the allowance only after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs generally occur only when a debtor enters bankruptcy or liquidation because at that time collection efforts will have been exhausted. This policy results in potentially long collection cycles.

(e)	Foreign Currency Translation

Foreign currency financial statements have been translated in accordance with ASC 830, "Foreign Currency Matters." Under this guidance, the assets and liabilities of the Company's subsidiaries located outside Japan are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from foreign currency transactions are included in other income (deductions), and those resulting from translation of financial statements are excluded from the consolidated statements of operations and included in accumulated other comprehensive loss.

(f)	Investments in Securities and Affiliated Companies

Equity securities that do not have readily determinable fair values, except for equity-method investments, are accounted for under the cost method. The Company classifies investments in equity securities that have readily determinable fair values and all investments in debt securities in three categories: held-to-maturity securities, trading securities and available-for-sale securities.

Held-to-maturity securities are debt securities that the Company has the positive intent and ability to hold to maturity. Trading securities are debt and equity securities that are bought and held principally for the purpose of selling them in the near term. Available-for-sale securities are debt and equity securities not classified as either held-to-maturity securities or trading securities.

Held-to-maturity securities are reported at amortized cost. Trading securities are reported at fair value, with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value, with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive loss.

On a periodic basis, but no less frequently than at the end of each quarter period, the Company evaluates available-for-sale securities, held-to-maturity securities and cost-method investments for possible impairment. If the fair value of any available-for-sale security, held-to-maturity security or cost-method investment is less than the cost basis or the amortized cost basis, the Company assesses whether the impairment is temporary or other-than-temporary. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. For certain cost-method investments for which it is not practicable to estimate the fair value, if an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of the investment, the Company estimates the fair value of such investments.

Factors considered in determining whether an impairment of an equity security classified as available-for-sale or a cost-method investment is temporary or other-than-temporary include: the length of time and extent to which the fair value of the investment has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability to retain the investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. A decline in fair value of an equity security classified as an available-for-sale security or cost-method investment below its cost basis that is deemed to be other-than-temporary results in a write-down of the cost basis to fair value as a new cost basis and the amount of the write-down is included in earnings. The new cost basis of the investment is not adjusted for subsequent recoveries in fair value.

Factors considered in assessing whether an impairment of a debt security classified as either available-for-sale or held-to-maturity is temporary or other-than-temporary include: whether there is intent to sell the impaired debt security, it is more likely than not that the impaired debt security will be required to be sold before recovery, or the holder is not expected to recover the entire amortized cost basis of the security for any other reason. If the best estimate of the present value of cash flows expected to be collected is less than the amortized cost basis of the security, such a difference represents the credit loss component of the impairment. If an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the component of the other-than-temporary impairment related to the credit loss is recognized in earnings and the component of the other-than-temporary impairment related to other factors is recognized in accumulated other comprehensive loss. The previous amortized cost basis less the other-than-temporary impairment recognized in earnings becomes the new amortized cost basis of the investment. That new amortized cost basis is not adjusted for subsequent recoveries in fair value. However, the new amortized cost basis is adjusted for accretion and amortization as if the debt security had been purchased on the date of the other-than temporary impairment at an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

On a periodic basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in equity-method investees for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive loss into earnings is determined by the average cost method.

(g)	Securitizations

The Company and certain subsidiaries have a number of securitization programs. Under those programs, certain financial assets such as lease receivables, trade receivables and others are sold to Special Purpose Entities (SPEs) which are mainly funded through the issuance of asset-backed securities to investors. When a transfer of financial assets is eligible to be accounted for as a sale under ASC 860, "Transfers and Servicing," the transferred financial assets are derecognized. The Company and its subsidiaries recognize a gain or loss for the difference between the fair value of assets obtained and liabilities incurred in the sale and the carrying amount of the transferred financial assets when the transaction is consummated. Initially recorded at fair value in the period of securitizations, the amount of retained interests that can contractually be prepaid or otherwise settled in such a way that the holder would not recover all of its recorded interests is subsequently remeasured at fair value as of the balance sheet date in the same manner as available-for-sale securities.

Fair values are based on the present value of estimated future cash flows which take into consideration various factors such as expected credit loss and others.

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the specific identification method for job order inventories and generally by the average cost method for raw materials and other inventories.

(i)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Property, plant and equipment are principally depreciated using the declining-balance method, except for some assets which are depreciated using the straight-line method, mainly over the following estimated useful lives:

Buildings
Buildings and building equipment	3 to 50 years
Structures	7 to 60 years
Machinery and equipment
Machinery	4 to 15 years
Vehicles	4 to 7 years
Tools, furniture and fixtures	2 to 20 years

(j)	Goodwill and Other Intangible Assets

The Company tests goodwill and indefinite-lived intangible assets for impairment at least annually. The Company performs its annual impairment test mainly during the fourth quarter after the annual forecasting process is completed. Furthermore, goodwill is reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The impairment test consists of two steps. In the first step, the Company compares the fair value of each reporting unit to its carrying value. The Company has certain operating segments and, in identifying the reporting unit for the purpose of testing goodwill for impairment, considers disaggregating those operating segments into economically dissimilar components based on specific facts and circumstances, especially the level at which performance of the operating segments are reviewed, how many businesses are included in the operating segments, and the economic similarity of those businesses. In assigning goodwill to reporting units, the Company considers which reporting units are expected to benefit from the synergies of the combination in a manner similar to how the amount of goodwill is recognized in a business combination. The Company determines the fair value of its reporting units mainly using an income approach (i.e., present value technique). When determining such fair value, the Company may, however, also use the fair value of that unit based on a comparison of comparable publicly traded companies or based on that unit's stand-alone market capitalization. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company performs the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, the Company records an impairment loss equal to the difference. Intangible assets with finite useful lives are amortized over their respective estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The principal estimated useful lives are as follows:

Software	1 to 10 years
Software for internal use	3 to 10 years
Patents	4 to 8 years
Other	2 to 25 years

(k)	Capitalized Software Costs

Costs incurred for computer software developed or obtained for internal use are capitalized and amortized on a straight-line basis over their estimated useful lives in accordance with ASC 350, "Intangibles – Goodwill and Other." In addition, the Company and its subsidiaries develop certain computer software to be sold where related costs are capitalized after establishment of technological feasibility in accordance with ASC 985, "Software." The annual amortization of such capitalized costs is the greater of the amount computed using the ratio of each software's current year gross revenues to the total of current and anticipated future gross revenues or the straight-line method over the remaining estimated economic life of each software product.

(l)	Impairment of Long-lived Assets

The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying values. The impairment losses are measured as the amount by which the carrying value of the asset or asset group exceeds the fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual disposition.

(m)	Retirement and Severance Benefits

The Company accounts for retirement and severance benefits in accordance with ASC 715, "Compensation – Retirement Benefits." Actuarial gains and losses and prior service benefit and cost included in accumulated other comprehensive loss are amortized using the straight-line method over the average remaining service period of active employees.

(n)	Environmental Liabilities

The cost for environmental remediation liabilities is accrued when it is probable that the Company will incur environmental assessments or cleanup costs and the amounts can be reasonably estimated. The cost for liabilities is estimated based on the circumstances, the available information and current law, and the liabilities are not discounted to their present values.

(o)	Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with ASC 815, "Derivatives and Hedging." This guidance requires that all derivative financial instruments, such as forward exchange and interest rate swap contracts, be recognized in the financial statements as either assets or liabilities and measured at fair value regardless of the purpose or intent for holding them.

The Company designates and accounts for hedging derivatives as follows:

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"Fair value" hedge: a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. The changes in fair value of the recognized assets or liabilities or unrecognized firm commitments and the related derivatives are both recorded in earnings if the hedge is considered highly effective.

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"Cash flow" hedge: a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability. The changes in the fair value of the derivatives designated as cash flow hedges are recorded as other comprehensive income (loss) if the hedge is considered highly effective. This treatment is continued until earnings are affected by the variability in cash flows or the unrecognized firm commitment of the designated hedged item, at which point changes in fair value of the derivative are recognized in income (loss).

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"Foreign currency" hedge: a hedge of foreign-currency fair value or cash flow. The changes in fair value of the recognized assets or liabilities or unrecognized firm commitments and the derivatives are recorded as either earnings or other comprehensive income (loss) if the hedge is considered highly effective. Recognition as earnings or other comprehensive income (loss) is dependent on the treatment of foreign currency hedges as either fair value or cash flow hedges.

The Company follows the documentation requirements as prescribed by the guidance, which includes risk management objective and strategy for undertaking various hedge transactions. In addition, a formal assessment is made at the hedge's inception and periodically on an ongoing basis, as to whether the derivative used in hedging activities is highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge accounting is discontinued for ineffective hedges, if any. Subsequent changes in the fair value of derivatives related to discontinued hedges are recognized in earnings immediately.

The Company classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

(p)	Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

The Company offers multiple solutions to meet its customers' needs. Those solutions may involve the delivery or performance of multiple elements, such as products, services, or rights to use assets, and performance may occur at different points in time or over different periods of time. When one element is delivered prior to the other in an arrangement, revenue is deferred until the delivery of the last element, unless transactions are such that the delivered item has value to the customer on a standalone basis, there is objective and reliable evidence of the fair value of the undelivered item, and delivery or performance of the undelivered item is considered probable and substantially in the control of the Company if the arrangement includes a general right of return relative to the delivered item. If all conditions described above are met, each element in an arrangement is considered a separate unit of accounting, and the arrangement consideration is allocated to the separate units of accounting based on the relative fair values provided that there is objective and reliable evidence of the fair values of all units of accounting in the arrangement. The Company allocates revenue for software arrangements involving multiple elements to each element based on its relative fair value, as evidenced by vendor specific objective evidence (VSOE), or in the absence of VSOE of the delivered elements, the residual method. VSOE is the price charged by the Company to an external customer for the same element when such an element is sold separately.

Product Sales:

Revenue from sales of products is recognized when title and risk of loss have been transferred to the customer depending upon the terms of the contract or arrangement with the customer. The Company's policy is not to accept product returns unless the products are defective. The conditions of delivery are governed by the terms of the contract or customer arrangement and those not meeting the predetermined specification are not recorded as revenue. When the final payment is subject to customer acceptance, a portion of revenue for the amount of the final payment is deferred until an enforceable claim has become effective. Product warranties are offered on the Company's and certain subsidiaries' products and a warranty accrual is established when sales are recognized based on estimated future costs of repair and replacement principally using historical experience of warranty claims. Revenue from separately priced extended warranty and product maintenance contracts is deferred and recognized in income on a straight-line basis over the contract period except in those circumstances in which sufficient historical evidence indicates that the costs of performing services under the contract are incurred on other than a straight-line basis.

Price protection is provided to retailers of the Company's consumer products business and others to compensate the customer retailers for a decline in the product's value due mainly to competition. Price protection granted to the customers is classified as a reduction of revenue in the consolidated statements of operations. In addition, it is the Company's policy to accrue reasonably and reliably estimated price adjustments at the later of the date at which the related sales are recognized, or the date at which price protection is offered. The estimate is made based primarily upon historical experience or agreement on the adjustment rate and the number of units that are subject to such adjustment (e.g., units in distribution channels).

Product revenues which are recognized upon delivery, installation or acceptance by the customer include information technology system products, construction equipment, displays, disk drives, televisions, air conditioners, batteries, magnetic tapes, high functional materials, cable products, automotive equipment, semiconductor manufacturing equipment, test and measurement equipment, railway vehicles, medical electronic devices, industrial machinery and equipment, elevators and escalators.

Revenue from sales of tangible products under long-term construction type arrangements, in connection with the construction of nuclear, thermal and hydroelectric power plants, are recognized under the percentage-of-completion method. Under the percentage-of-completion method, revenue is recognized as a percentage of estimated total revenue that incurred costs to date bear to estimated total costs after giving effect to estimates of costs to complete based upon the most recent information. Any anticipated losses on fixed price contracts are charged to operations when such losses can be estimated. Provisions are made for contingencies in the period in which they become known pursuant to specific contract terms and conditions and are estimable. When reasonably dependable estimates of contract revenues and costs and the extent of progress toward completion do not exist, the completed-contract method of accounting is applied. A contract is complete when either acceptance by the customer is given or compliance with performance specifications is achieved, whichever is appropriate under the relevant contractual terms.

The Company recognizes software revenue in accordance with the provisions of ASC 985, "Software." Revenue from software consists primarily of software licensing, customized software development and post contract customer support. Revenues from software license arrangements are recognized upon delivery of the software if evidence of the arrangement exists, pricing is fixed or determinable and collectibility is reasonably assured. Revenue from a software arrangement that requires significant production, modification or customization of software is recognized using the percentage-of-completion method provided that reasonably dependable estimates related to contract revenue, cost and the extent of progress toward completion exist. Otherwise, the completed-contract method is applied. Customization of software is considered substantially completed when an acceptance by the customer occurs. Revenue from post contract customer support is amortized over the period of the post contract customer support. Consulting and training services revenues are recognized when the services are rendered.

Service Revenues:

Service revenues from maintenance and distribution services are recognized upon completion of service delivery. Revenue from time-based service contracts is recognized as services are rendered. Revenue from long-term fixed price service contracts such as support or maintenance contracts is recognized ratably over the contractual period. If historical data shows that the accrual of service cost is not fixed and the service is rendered in proportion to the accrual of the cost for the service, revenue is recognized based on the pattern of the cost accrual. Finance lease income is recognized at level rates of return over the term of the leases. Operating lease income is recognized on a straight-line basis over the term of the lease.

(q)	Shipping and Handling Costs

Shipping and handling costs are expensed as incurred and included in selling, general and administrative expenses.

(r)	Advertising

Advertising costs are expensed as incurred.

(s)	Research and Development Costs

Research and development costs are expensed as incurred. Costs incurred in connection with the development of software products for sale or lease to others are accounted for in accordance with ASC 985, "Software." Development costs incurred in the research and development of new software products and enhancements to existing products are expensed as incurred until technological feasibility has been established.

(t)	Income Taxes

Deferred income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes." Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carryforwards. Under this method, deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established to reduce deferred tax assets to their net realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax positions that are more likely than not to be sustained upon examination by tax authorities are recognized in the financial statements in accordance with the provisions of ASC 740. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with tax authorities. Interest accrued related to unrecognized tax benefits and penalties are included in income taxes in the consolidated statements of operations.

(u)	Sales of Stock by Subsidiaries

Prior to the adoption of the provisions regarding noncontrolling interests in a subsidiary of ASC 810, the Company elected to recognize the change in its proportionate share of a subsidiary's equity resulting from issuance of stock by the subsidiary in the consolidated statements of operations.

(v)	Consumption Tax

Consumption tax collected and remitted to taxing authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of operations.

(w)	Net Income Attributable to Hitachi, Ltd. Stockholders Per Share

Net income attributable to Hitachi, Ltd. stockholders per share is computed in accordance with ASC 260, "Earnings Per Share." This guidance requires a dual presentation of basic and diluted net income attributable to Hitachi, Ltd. stockholders per share amounts on the face of the statements of operations. Under this guidance, basic net income attributable to Hitachi, Ltd. stockholders per share is computed based upon the weighted average number of shares of common stock outstanding during each year. Diluted net income attributable to Hitachi, Ltd. stockholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

(x)	Guarantees

The Company recognizes, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee in accordance with ASC 460, "Guarantees."

(y)	Accounting Changes

The Company adopted the provisions of ASC 805, "Business Combinations," and the provisions of ASC 810 regarding noncontrolling interests in a subsidiary on April 1, 2009. These provisions improve and simplify the accounting for business combinations and the reporting of noncontrolling interests in consolidated financial statements. The provisions of ASC 805 require an acquiring entity in a business combination to recognize all the assets acquired, liabilities assumed and any noncontrolling interest in an acquiree at the full amount of their fair values as of the acquisition date. Also, the related provisions of ASC 810 clarify that a noncontrolling interest in a subsidiary should be reported as equity in the consolidated financial statements and all the transactions resulting in changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation are equity transactions. The adoption of the provisions of ASC 805 did not have a material effect on the Company's consolidated financial statements upon adoption, however, the additional required disclosures are presented in note 29. The changes in equity resulting from accounting treatment in accordance with the provisions of ASC 810 are presented in note 12.

The Company adopted the provisions of ASC 860, "Transfers and Servicing" amended by Accounting Standards Update (ASU) 2009-16, "Accounting for Transfers of Financial Assets" on April 1, 2010. These provisions remove the concept of a qualifying special-purpose entity and remove the exception from the application of variable interest accounting to qualifying special-purpose entities. These provisions modify the financial-components approach used to account for transfers of financial assets, limit the circumstances in which a transferor derecognizes a portion or component of a financial asset when the transferor has not transferred the original financial asset to an entity and/or when the transferor has continuing involvement with the financial asset, and establishes the "participating interests" conditions for reporting a transfer. The provisions also require enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement.

The Company adopted the provisions of ASC 810, "Consolidation" amended by ASU 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" on April 1, 2010. These provisions establish how a company determines when an entity that is insufficiently capitalized or is not controlled through voting or similar rights should be consolidated. The determination of whether a company is required to consolidate an entity is based on qualitative information such as an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. The provisions also require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise's involvement in a variable interest entity.

The effect of the adoption of the provisions amended by ASU 2009-16 and ASU 2009-17 is presented in note 6.

(z)	Revision to the Consolidated Balance Sheet

The amounts of goodwill, other intangible assets and other liabilities in the consolidated balance sheet as of March 31, 2010 were revised to adjust the provisional amounts in accordance with the provisions of ASC 805, "Business Combinations." The evaluation of the fair values of the assets and liabilities related to the business combination achieved in March 2010 was completed during the year ended March 31, 2011. Consequently, total assets and total liabilities and equity in the consolidated balance sheet as of March 31, 2010 are also revised. The effects on the consolidated balance sheet as of March 31, 2010 are presented in note 29.